UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Core Plus Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 18.9%
Consumer Discretionary 3.0%
Avis Budget Car Rental LLC, 144A, 7.625%, 5/15/2014	1,075,000	1,050,812
Boyd Gaming Corp., 7.125%, 2/1/2016	530,000	517,413
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	805,000	823,112
8.125%, 5/15/2011	535,000	546,369
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	75,000	97,939
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,000,000	2,125,540
DaimlerChrysler NA Holding Corp., Series E, 6.019% *, 10/31/2008 (b)	2,057,000	2,063,525
Dex Media East LLC/Financial, 12.125%, 11/15/2012	340,000	378,250
EchoStar DBS Corp., 144A, 7.0%, 10/1/2013	681,000	675,041
INVISTA, 144A, 9.25%, 5/1/2012	1,429,000	1,518,312
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	255,000	254,681
MGM MIRAGE:
6.75%, 4/1/2013	815,000	790,550
6.875%, 4/1/2016	270,000	256,500
TCI Communications, Inc., 8.75%, 8/1/2015	1,960,000	2,321,573
Tele-Communications, Inc.:
9.875%, 6/15/2022	475,000	625,295
10.125%, 4/15/2022	675,000	901,380
Time Warner, Inc.:
7.57%, 2/1/2024	965,000	1,060,391
7.625%, 4/15/2031	473,000	533,291
Viacom, Inc.:
5.75%, 4/30/2011	1,598,000	1,599,990
6.875%, 4/30/2036	3,106,000	3,127,553

		21,267,517
Consumer Staples 0.5%
Constellation Brands, Inc., 7.25%, 9/1/2016	873,000	887,186
Dean Foods Co., 7.0%, 6/1/2016	1,690,000	1,709,012
Supervalu, Inc., 7.5%, 11/15/2014	748,000	760,842

		3,357,040
Energy 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	1,780,000	1,844,997
Arizona Public Service Co., 6.875%, 8/1/2036	1,320,000	1,404,583
Berry Petroleum Co., 8.25%, 11/1/2016	701,000	702,752
Chesapeake Energy Corp.:
6.375%, 6/15/2015	612,000	590,580
6.875%, 1/15/2016	1,256,000	1,246,580
Constellation Energy Group, 7.6%, 4/1/2032	1,520,000	1,808,006
Edison Mission Energy, 144A, 7.75%, 6/15/2016	898,000	927,185
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015	2,133,000	2,015,988
7.5%, 2/1/2011	1,194,000	1,279,432
8.375%, 8/1/2066	1,490,000	1,601,324
SemGroup LP, 144A, 8.75%, 11/15/2015	510,000	513,825
Southern Natural Gas, 8.875%, 3/15/2010	115,000	120,807

Southern Union Co., 7.2%, 11/1/2066	726,000	732,998
Williams Companies, Inc.:
8.125%, 3/15/2012	160,000	171,600
8.75%, 3/15/2032	75,000	83,250

		15,043,907
Financials 6.3%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,401,246
American General Finance Corp.:
Series I, 4.875%, 5/15/2010	110,000	108,519
Series J, 5.625%, 8/17/2011	5,335,000	5,398,220
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,740,000	1,713,371
BAC Capital Trust XI, 6.625%, 5/23/2036	1,285,000	1,384,223
Capital One III, 7.686%, 8/15/2036	418,000	460,944
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,165,000	2,616,314
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,171,913
ERP Operating LP, 6.95%, 3/2/2011	246,000	261,726
Ford Motor Credit Co., 144A, 9.75%, 9/15/2010	1,110,000	1,144,643
GMAC LLC, 6.875%, 9/15/2011	1,699,000	1,710,662
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	680,000	657,900
MUFG Capital Finance 1 Ltd.,, 6.346%, 7/29/2049	4,950,000	4,998,975
Nelnet, Inc., 7.4%, 9/29/2036	860,000	867,800
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	1,678,000	1,798,079
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	165,000	180,469
RBS Capital Trust III, 5.512%, 9/29/2049	977,000	961,238
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	4,655,000	4,605,378
The Goldman Sachs Group, Inc., 6.45%, 5/1/2036	3,635,000	3,820,956
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	770,000	740,269
Wachovia Capital Trust III, 5.8%, 3/15/2042	3,940,000	3,974,700

		43,977,545
Health Care 0.2%
Highmark, Inc., 144A, 6.8%, 8/15/2013	1,112,000	1,174,203
Industrials 1.2%
Berry Plastics Holding Corp., 144A, 8.875%, 9/15/2014	440,000	444,400
Corrections Corp. of America, 6.75%, 1/31/2014	275,000	274,312
D.R. Horton, Inc., 5.375%, 6/15/2012	2,375,000	2,297,523
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017 (b)	1,382,000	1,425,187
Northwest Pipelines Corp., 7.0%, 6/15/2016	218,000	225,630
Pulte Homes, Inc.:
5.25%, 1/15/2014	1,034,000	992,084
6.25%, 2/15/2013	300,000	305,941
Service Corp. International:
144A, 7.375%, 10/1/2014	255,000	262,013
144A, 7.625%, 10/1/2018	85,000	87,338
Standard Pacific Corp., 6.5%, 8/15/2010	545,000	531,375
Xerox Corp.:
6.75%, 2/1/2017	1,515,000	1,541,512
7.125%, 6/15/2010	74,000	76,683

		8,463,998
Materials 0.9%
Chemtura Corp., 6.875%, 6/1/2016	1,568,000	1,532,720
GEO Specialty Chemicals, Inc., 144A, 13.998% *, 12/31/2009	162,000	133,650
Lyondell Chemical Co.:
8.0%, 9/15/2014	851,000	870,148
8.25%, 9/15/2016	308,000	317,240
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	552,000	628,590
Newmont Mining Corp., 5.875%, 4/1/2035	1,002,000	943,113
Peabody Energy Corp., Series B, 6.875%, 3/15/2013	695,000	705,425
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	6

Westlake Chemical Corp., 6.625%, 1/15/2016	1,066,000	1,020,695

		6,151,587
Telecommunication Services 1.1%
Citizens Communications Co., 9.0%, 8/15/2031	711,000	772,324
Embarq Corp., 7.995%, 6/1/2036	2,045,000	2,174,655
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	185,000	191,050
Qwest Corp., 7.25%, 9/15/2025	75,000	74,625
SBC Communications, Inc., 6.25%, 3/15/2011	4,245,000	4,397,035
US Unwired, Inc., Series B, 10.0%, 6/15/2012	50,000	55,000

		7,664,689
Utilities 3.6%
AES Corp., 144A, 8.75%, 5/15/2013	250,000	268,437
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,187,000	1,290,862
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	440,000	456,873
CC Funding Trust I, 6.9%, 2/16/2007	2,538,050	2,547,695
CMS Energy Corp., 8.5%, 4/15/2011	135,000	146,475
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	1,665,000	1,697,701
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,730,000	1,654,716
5.0%, 2/15/2012	1,870,000	1,830,154
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	1,075,000	1,076,357
7.5%, 6/30/2066	3,155,000	3,353,172
Entergy Louisiana LLC, 6.3%, 9/1/2035	625,000	617,312
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	1,867,409	1,832,769
Mission Energy Holding Co., 13.5%, 7/15/2008	200,000	223,000
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,854,280
NRG Energy, Inc.:
7.25%, 2/1/2014	270,000	273,037
7.375%, 2/1/2016	335,000	338,769
Peabody Energy Corp., 7.375%, 11/1/2016	334,000	347,360
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	226,000	247,470
Sierra Pacific Resources:
6.75%, 8/15/2017	50,000	50,343
8.625%, 3/15/2014	30,000	32,510
TXU Corp., 7.48%, 1/1/2017	2,207,000	2,280,074
Xcel Energy, Inc., 7.0%, 12/1/2010	818,000	867,798

		25,287,164

Total Corporate Bonds (Cost $132,502,189)		132,387,650
Foreign Bonds - US$ Denominated 7.6%
Consumer Discretionary 0.0%
Shaw Communications, Inc., 8.25%, 4/11/2010	35,000	36,881
Energy 0.6%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	2,575,000	2,643,935
Conocophillips Canada, 5.625%, 10/15/2016	1,750,000	1,774,553

		4,418,488
Financials 4.7%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,687,340
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	590,000	623,925
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	1,150,000	1,155,639
Banque Centrale de Tunisie, 8.25%, 9/19/2027	280,000	343,000
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	1,674,000	1,607,810
Corp. Andina de Fomento, 5.75%, 1/12/2017	980,000	984,557
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	1,657,000	1,795,679
Kazakhstan Temir Zholy, 7.0%, 5/11/2016	900,000	944,325
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	6,400,000	6,291,232

Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049		3,905,000	4,134,614
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049		4,980,000	5,180,594
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049		1,360,000	1,514,580
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049		235,000	226,324
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		2,025,000	2,105,891
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/2049		2,915,000	2,852,272
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049		1,165,000	1,171,912

			32,619,694
Industrials 0.2%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012		892,000	952,210
10.25%, 6/15/2007		165,000	168,506
12.5%, 6/15/2012		150,000	164,250

			1,284,966
Information Technology 0.1%
Seagate Technology HDD Holdings:
6.375%, 10/1/2011		310,000	306,125
6.8%, 10/1/2016		470,000	464,125

			770,250
Materials 0.4%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015 (b)		2,682,000	2,631,940
Sovereign Bonds 0.8%
Dominican Republic, Series REG S, 8.625%, 4/20/2027		110,000	122,375
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		300,000	321,240
Islamic Republic of Pakistan:
Series REG S, 7.125%, 3/31/2016		130,000	130,512
Series REG S, 7.875%, 3/31/2036		130,000	131,180
Republic of Argentina:
8.28%, 12/31/2033 (PIK)		678,625	683,375
GDP Linked Note, 12/15/2035		2,076,943	231,579
Republic of Colombia, 7.375%, 1/27/2017		190,000	201,590
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035		480,000	528,000
Republic of Panama:
6.7%, 1/26/2036		70,000	70,595
7.125%, 1/29/2026		590,000	624,810
Republic of Turkey, 6.875%, 3/17/2036		50,000	47,000
Republic of Venezuela, 10.75%, 9/19/2013		240,000	294,600
Russian Federation:
Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		180,000	201,618
Series REG S, 12.75%, 6/24/2028		190,000	342,273
State of Qatar, Series REG S, 9.75%, 6/15/2030		960,000	1,425,600
United Mexican States, 8.3%, 8/15/2031		210,000	267,015

			5,623,362
Telecommunication Services 0.8%
Mobifon Holdings BV, 12.5%, 7/31/2010		315,000	348,080
Nordic Telephone Co. Holdings, 144A, 8.875%, 5/1/2016		636,000	666,210
Telecom Italia Capital:
4.0%, 1/15/2010		320,000	304,790
4.95%, 9/30/2014		1,625,000	1,507,301
5.25%, 11/15/2013		2,957,000	2,828,249

			5,654,630

Total Foreign Bonds - US$ Denominated (Cost $52,738,761)			53,040,211
Foreign Bonds - Non US$ Denominated 1.6%
Financials 0.1%
Red Arrow International Leasing, 8.375%, 3/31/2012	RUB	15,578,456	603,604

Sovereign Bonds 1.5%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	353,056
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	720,000	324,524
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	3,000,000,000	338,930
Series FR-26, 11.0%, 10/15/2014	IDR	5,671,000,000	640,691
Series FR-33, 12.5%, 3/15/2013	IDR	2,000,000,000	241,317
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,650,000	735,078
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013	MXN	40,630,000	3,800,857
Series M, 9.0%, 12/22/2011	MXN	9,520,000	926,693
Republic of Argentina:
1.0%, 12/31/2033 (PIK)	ARS	530,000	216,538
GDP Linked Note, 1.0%, 12/15/2035	ARS	5,845,697	186,434
Republic of Egypt:
Series 182, Zero Coupon, 4/10/2007	EGP	1,800,000	301,088
Series 364, Zero Coupon, 4/3/2007	EGP	5,550,000	930,097
Republic of Peru, 8.2%, 8/12/2026	PEN	2,000,000	703,388
Republic of Turkey:
14.0%, 1/19/2011	TRY	1,500,000	877,417
15.0%, 2/10/2010	TRY	460,000	279,762

			10,855,870

Total Foreign Bonds - Non US$ Denominated (Cost $10,465,902)			11,459,474
Asset Backed 5.7%
Automobile Receivables 0.1%
MMCA Automobile Trust:
“B”, Series 2002-2, 4.67%, 3/15/2010		677,852	675,851
“B”, Series 2002-1, 5.37%, 1/15/2010		274	274

			676,125
Home Equity Loans 5.6%
Bear Stearns Asset Backed Securities NIM, “A1”, Series 2005-FR1, 144A, 5.0%, 6/25/2035		70,361	70,254
Countrywide Asset-Backed Certificates:
“AF2”, Series 2005-7, 4.367%, 11/25/2035		5,100,000	5,046,948
“2A3”, Series 2005-12, 5.069%, 2/25/2036		3,145,000	3,118,868
“A1” Series 2006-S6, 5.434% *, 3/25/2034		3,078,411	3,078,400
“A6”, Series 2006-S6, 5.657%, 3/25/2034		3,120,000	3,118,377
Credit-Based Asset Servicing and Securities, “AF2”, Series 2004-CB8, 4.134%, 12/25/2035		2,472,321	2,450,000
Encore Credit Receivables NIM Trust, “NOTE”, Series 2005-4, 144A, 4.5%, 1/25/2036		622,746	619,723
First Franklin Mortgage Loan Asset Backed Certificates, “A3”, Series 2006-FF15, 5.37% *, 11/25/2036		3,085,000	3,085,000
Master Asset Backed Securities Trust, “A1B”, Series 2005-AB1, 5.143%, 11/25/2035		2,704,104	2,688,320
Merrill Lynch Mortgage Investors Trust:
“A1A”, Series 2005-NCB, 5.451%, 7/25/2036		1,060,386	1,055,598
“A2D”, Series 2006-RM1W, 5.595%, 2/25/2037		3,270,000	3,214,819
Novastar NIM Trust, “NOTE”, Series 2005-N1, 144A, 4.777%, 10/26/2035		409,070	407,956
Park Place Securities NIM Trust, “A”, Series 2005-WCH1, 144A, 4.0%, 2/25/2035		50,851	50,777
Renaissance Home Equity Loan Trust, “AF3”, Series 2005-2, 4.499%, 8/25/2035		1,360,000	1,340,544
Residential Asset Mortgage Products, Inc., “AI5”, Series 2002-RS3, 5.572%, 6/25/2032		2,937,783	2,943,390
Terwin Mortgage Trust, “AF2”, Series 2005-14HE, 4.849%, 8/25/2036		6,772,000	6,700,315

			38,989,289

Total Asset Backed (Cost $39,673,287)			39,665,414
US Government Agency Sponsored Pass-Throughs 7.9%
Federal National Mortgage Association:

4.5%, with various maturities from 11/1/2028 until 10/1/2033	9,407,092	8,864,292
5.0%, with various maturities from 4/1/2025 until 3/1/2034	17,212,217	16,719,347
5.5%, with various maturities from 12/1/2024 until 8/1/2036	10,718,477	10,660,134
6.0%, 9/1/2036	3,900,000	3,924,146
6.5%, with various maturities from 9/1/2016 until 9/1/2036	14,591,922	14,876,744
8.0%, 9/1/2015	664,566	698,657

Total US Government Agency Sponsored Pass-Throughs (Cost $56,313,164)		55,743,320
Commercial and Non-Agency Mortgage-Backed Securities 27.6%
Adjustable Rate Mortgage Trust, “1A4”, Series 2006-2, 5.774% *, 5/25/2036	3,190,000	3,238,933
Banc of America Commercial Mortgage, Inc., “A4”, Series 2005-5, 5.115%, 10/10/2045	5,120,000	5,057,776
Banc of America Mortgage Securities, “2A8”, Series 2003-J, 4.187% *, 11/25/2033	3,610,000	3,552,608
Bear Stearns Adjustable Rate Mortgage Trust:
“2A3”, Series 2005-4, 4.45% *, 8/25/2035	2,590,000	2,531,993
“2A1”, Series 2004-12, 4.472% *, 2/25/2035	2,991,322	2,949,961
“A1”, Series 2006-1, 4.625% *, 2/25/2036	8,069,494	7,911,749
Chase Mortgage Finance Corp., “3A1”, Series 2005-A1, 5.275% *, 12/25/2035	5,621,909	5,582,132
Citicorp Mortgage Securities, Inc., “1A1”, Series 2004-8, 5.5%, 10/25/2034	2,590,499	2,601,758
Citigroup Commercial Mortgage Trust, “A5”, Series 2004-C2, 4.733%, 10/15/2041	1,360,000	1,313,948
Citigroup Mortgage Loan Trust, Inc.:
“2A1”, Series 2006-AR1, 4.7% *, 3/25/2036	4,728,065	4,634,083
“1A1”, Series 2006-AR1, 4.9% *, 10/25/2035	1,628,233	1,609,115
“1A2”, Series 2006-AR2, 5.552% *, 3/25/2036	2,995,068	3,004,784
“1A3A”, Series 2006-AR5, 5.96% *, 7/25/2036	2,925,596	2,959,405
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	3,293,392	3,355,143
Countrywide Alternative Loan Trust:
“2A2”, Series 2004-18CB, 5.125%, 9/25/2034	4,192,765	4,162,200
“1A5”, Series 2003-J1, 5.25%, 10/25/2033	2,416,182	2,398,159
“1A15”, Series 2005-J10, 5.5%, 10/25/2035	3,712,776	3,695,102
“1A1”, Series 2004-J1, 6.0%, 2/25/2034	398,450	396,742
“7A1”, Series 2004-J2, 6.0%, 12/25/2033	981,556	977,262
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	2,718,246	2,719,209
Countrywide Home Loans, “A6”, Series 2003-57, 5.5%, 1/25/2034	1,121,599	1,115,476
GE Capital Commercial Mortgage Corp., “AAB”, Series 2005-C3, 4.94%, 7/10/2045	1,635,000	1,608,477
GMAC Mortgage Corp. Loan Trust:
“A15”, Series 2004-J1, 5.25%, 4/25/2034	1,991,484	1,982,197
“A1”, Series 2006-J1, 5.75%, 4/25/2036	6,693,438	6,715,599
Greenwich Capital Commercial Funding Corp., “AAB”, Series 2006-GG7, 6.11%, 7/10/2038	1,905,000	1,986,509
GS Mortgage Securities Corp. II:
“A4”, Series 2005-GG4, 4.761%, 7/10/2039	5,255,000	5,076,328
“C”, Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,342,016
GSR Mortgage Loan Trust:
“4A5”, Series 2005-AR6, 4.552% *, 9/25/2035	3,705,000	3,632,785
“2A4”, Series 2006-AR1, 5.192% *, 1/25/2036	5,145,000	5,113,576
JPMorgan Mortgage Trust, “2A4”, Series 2006-A2, 5.767% *, 4/25/2036	4,085,000	4,150,376
LB-UBS Commercial Mortgage Trust, “A2”, Series 2005-C2, 4.821%, 4/15/2030	3,310,000	3,279,080
Master Alternative Loans Trust:
“5A1”, Series 2005-1, 5.5%, 1/25/2020	6,771,838	6,770,209
“5A1”, Series 2005-2, 6.5%, 12/25/2034	960,024	970,224
Master Asset Securitization Trust, “2A7”, Series 2003-9, 5.5%, 10/25/2033	2,867,419	2,807,384
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	465,000	449,452
Merrill Lynch Mortgage Investors, Inc., “1A1”, Series 2006-A1, 5.902% *, 3/25/2036	4,142,632	4,183,288
Mortgage Capital Funding, Inc., “A2”, Series 1998-MC3, 6.337%, 11/18/2031	2,630,092	2,658,753
Residential Accredit Loans, Inc.:
“CB”, Series 2004-QS2, 5.75%, 2/25/2034	3,998,920	3,961,430
“A2”, Series 2006-QS4, 6.0%, 4/25/2036	1,958,798	1,967,169
Structured Adjustable Rate Mortgage Loan:
“5A1”, Series 2006-1, 5.25%, 2/25/2036	3,427,528	3,406,671
“9A1”, Series 2005-18, 5.25%, 9/25/2035	2,460,203	2,435,952

Structured Adjustable Rate Mortgage Loan Trust, “2A1”, Series 2006-1, 5.657% *, 2/25/2036	3,146,241	3,151,228
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	972,716	934,720
Wachovia Bank Commercial Mortgage Trust, “AMFX”, Series 2005-C20, 5.179%, 7/15/2042	6,855,000	6,792,055
Wachovia Mortgage Loan Trust LLC, “3A1”, Series 2005-B, 5.159% *, 10/20/2035	5,790,641	5,741,771
Washington Mutual:
“A6”, Series 2004-AR5, 3.844% *, 6/25/2034	4,070,000	3,940,800
“A7, Series 2004-AR9, 4.161% *, 8/25/2034	3,681,000	3,585,094
“1A1”, Series 2006-AR2, 5.326% *, 3/25/2037	4,750,263	4,744,721
“1A2”, Series 2006-AR12, 5.849%, 10/25/2036	3,525,000	3,546,615
“1A4”, Series 2006-AR8, 5.941% *, 8/25/2046	4,414,688	4,453,852
Wells Fargo Mortgage Backed Securities Trust:
“B1”, Series 2005-AR12, 4.325% *, 7/25/2035	3,502,101	3,390,873
“2A5”, Series 2006-AR2, 5.092% *, 3/25/2036	10,882,547	10,826,793
“A1”, Series 2006-3, 5.5%, 3/25/2036	3,324,123	3,315,452
“2A5”, Series 2006-AR1, 5.563% *, 3/25/2036	3,340,000	3,338,200
“1A3”, Series 2006-6, 5.75%, 5/25/2036	3,354,140	3,365,942

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $193,757,622)		193,393,129
Collateralized Mortgage Obligations 14.2%
Fannie Mae Whole Loan:
“2A3”, Series 2003-W3, 4.16%, 6/25/2042	198,980	198,181
“1A1”, Series 2004-W15, 6.0%, 8/25/2044	2,947,734	2,964,512
Federal Home Loan Mortgage Corp.:
“BG”, Series 2869, 5.0%, 7/15/2033	815,000	787,551
“JG”, Series 2937, 5.0%, 8/15/2033	7,240,000	6,951,702
“KD”, Series 2915, 5.0%, 9/15/2033	3,266,000	3,157,727
“OG”, Series 2889, 5.0%, 5/15/2033	7,102,000	6,860,207
“PE”, Series 2721, 5.0%, 1/15/2023	345,000	334,230
“PE”, Series 2898, 5.0%, 5/15/2033	3,440,000	3,326,442
“PG”, Series 2734, 5.0%, 7/15/2032	6,738,000	6,509,961
“QE”, Series 2991, 5.0%, 8/15/2034	5,609,000	5,402,741
“TK”, Series 2693, 5.0%, 8/15/2027	5,412,000	5,378,544
“UE”, Series 2764, 5.0%, 10/15/2032	6,133,000	5,924,928
“UE”, Series 2911, 5.0%, 6/15/2033	3,585,000	3,460,957
“XD”, Series 2941, 5.0%, 5/15/2033	5,962,000	5,743,585
“CH”, Series 2390, 5.5%, 12/15/2016	2,272,000	2,278,799
“PE”, Series 2522, 5.5%, 3/15/2022	11,050,000	11,097,571
“B”, Series 1997-M5, 6.65%, 8/25/2007	958,816	959,017
Federal National Mortgage Association:
“C”, Series 2002-M2, 4.717%, 8/25/2012	9,072,899	8,901,442
“PE”, Series 2005-44, 5.0%, 7/25/2033	1,350,000	1,298,280
“QD”, Series 2005-29, 5.0%, 8/25/2033	2,485,000	2,394,038
“OG”, Series 2001-69, 5.5%, 12/25/2016	2,005,750	2,018,511
“PG”, Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,777,640
“QC”, Series 2002-11, 5.5%, 3/25/2017	4,270,000	4,290,896
“VD”, Series 2002-56, 6.0%, 4/25/2020	238,743	238,270
“ZQ”, Series G92-9, 7.0%, 12/25/2021	850,964	857,483
Government National Mortgage Association, “GD”, Series 2004-26, 5.0%, 11/16/2032	4,994,000	4,788,316

Total Collateralized Mortgage Obligations (Cost $101,139,540)		99,901,531
Municipal Bonds and Notes 4.5%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,825,000	1,947,056
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020 (c)	3,325,000	3,178,833
Hoboken, NJ, Series B, 5.33%, 2/1/2018 (c)	3,120,000	3,172,042
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	3,555,000	3,504,626
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)	390,000	408,693
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (c)	3,000,000	2,952,090

	Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)	1,955,000	1,844,464
	South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (c)	1,890,000	1,866,734
	Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)	3,890,000	3,896,730
	Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	4,245,000	4,209,681
	Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	3,600,000	3,589,668
	Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,335,000	1,268,677

Total Municipal Bonds and Notes (Cost $32,011,290)			31,839,294
	US Treasury Obligations 8.5%
	US Treasury Bonds:
	6.0%, 2/15/2026 (b)	30,894,000	35,455,684
	6.125%, 11/15/2027	480,000	563,775
	7.5%, 11/15/2016	4,480,000	5,497,802
	8.125%, 8/15/2019	6,526,000	8,621,459
	US Treasury Notes:
	3.625%, 4/30/2007	458,000	454,816
	4.25%, 8/15/2013	1,740,000	1,706,288
	4.25%, 11/15/2013 (b)	4,218,000	4,134,134
	4.25%, 11/15/2014 (b)	1,382,000	1,349,987
	4.375%, 11/15/2008	2,110,000	2,097,059

Total US Treasury Obligations (Cost $60,369,450)			59,881,004
		Shares	Value ($)

	Preferred Stocks 0.1%
Arch Capital Group Ltd., 8.0% (Cost $330,567)		13,089	347,268
	Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. Series AI, 144A, 9.75%, (PIK) (Cost $28,000)		4	23,000
	Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 5.32% (d) (e) (Cost $38,771,705)		38,771,705	38,771,705
	Cash Equivalents 2.8%
Cash Management QP Trust, 5.31% (f) (Cost $19,736,780)		19,736,780	19,736,780
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 737,838,257)		104.9	736,189,780
Other Assets and Liabilities, Net		(4.9)	(34,281,601)

Net Assets		100.0	701,908,179

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2006 amounted to $38,346,787 which is 5.5% of net assets.
(c)	Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
AMBAC Financial Group	1.1
Financial Guaranty Insurance Company	0.3
Financial Security Assurance, Inc.	1.1
MBIA Corporation	1.4

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of October 31, 2006, the Fund had the following open forward currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver			In Exchange For	Date	(US $)
USD	303,530	BRL	662,000	1/25/2007	500
USD	620,000	KZT	79,267,000	1/25/2007	1,160
USD	300,099	UAH	1,520,000	12/1/2006	1,270
USD	308,382	ZAR	2,400,000	1/25/2007	14,746
USD	602,489	ZAR	4,690,000	1/25/2007	28,959
USD	3,399,399	NOK	22,400,000	1/25/2007	42,946
NZD	2,677,133	AUD	2,330,000	1/25/2007	50,549
NZD	2,676,110	AUD	2,330,000	1/25/2007	50,549
Total unrealized appreciation					190,679
					Unrealized
				Settlement	Depreciation
Contracts to Deliver			In Exchange For	Date	(US $)
GBP	3,222,000	USD	6,038,157	1/25/2007	(111,746)
CHF	4,500,000	USD	3,577,021	1/25/2007	(70,706)
CAD	6,080,000	USD	5,388,877	1/25/2007	(39,453)
NZD	2,677,133	AUD	2,330,000	1/25/2007	(34,300)
NZD	2,676,110	AUD	2,330,000	1/25/2007	(33,619)
MXN	40,190,000	USD	3,700,655	1/25/2007	(19,097)
IDR	4,900,000,000	USD	527,335	1/25/2007	(10,388)
EUR	230,000	USD	290,272	1/25/2007	(4,552)
MXN	8,430,000	USD	776,226	1/25/2007	(4,006)
TRY	980,000	USD	647,998	1/25/2007	(3,062)
IDR	250,000,000	USD	26,905	1/25/2007	(530)
Total unrealized depreciation					(331,459)

Currency Abbreviations
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Mexican Peso
CAD	Canadian Dollar	NZD	Norwegian Krone
CHF	Swiss Franc	PEN	Peruvian Nuevo Sol

EGP	Egyptian Pound	RUB	Russian Rublet
EUR	Euro	TRY	New Turkish Lira
GBP	Great British Pound	UAH	Ukraine Hryvna
IDR	Indonesian Rupiah	USD	United States Dollar
KZT	Kazakhstan Tenge	ZAR	South African Rand

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006